Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable	¥ 2,995	¥ 2,731
Less: loss allowance for expected credit losses	(77)	(61)	¥ (20)
Accounts receivable, net	2,918	2,670
Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,995	2,731
Up to 3 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,519	2,127
3 to 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	177	119
Over 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	¥ 299	¥ 485